UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-0523
THE DREYFUS FUND INCORPORATED
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
September 30, 2007 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)

Consumer Discretionary--10.6%
Best Buy	242,570	11,163,071
Fortune Brands	103,300	8,417,917
Gap	603,100	11,121,164
Johnson Controls	86,696	10,239,665
Marriott International, Cl. A	249,500	10,845,765
McDonald's	300,675	16,377,767
News, Cl. A	678,566	14,921,666
Omnicom Group	216,300	10,401,867
Ross Stores	222,130	5,695,413
Royal Caribbean Cruises	307,500	12,001,725
SK Equity Fund, LP (Units)	1.288 c	0
Staples	668,020	14,355,750
Target	315,160	20,034,721
TJX Cos.	437,110	12,706,788
		158,283,279
Consumer Staples--11.0%
Altria Group	394,794	27,450,027
Cadbury Schweppes, ADR	277,900	12,927,908
Coca-Cola Enterprises	450,361	10,907,743
ConAgra Foods	273,662	7,150,788
CVS	381,606	15,123,046
Dean Foods	359,864 b	9,205,321
Loews - Carolina Group	92,440	7,601,341
Procter & Gamble	521,166	36,658,816
SUPERVALU	303,690	11,846,947
Wal-Mart Stores	568,295	24,806,077
		163,678,014
Energy--12.3%
Chevron	370,870	34,706,015
Diamond Offshore Drilling	111,450	12,626,170
ENI, ADR	204,260	15,066,218
ENSCO International	192,010	10,771,761
Exxon Mobil	250,890	23,222,378
Halliburton	252,912	9,711,821
Marathon Oil	158,880	9,059,338
Occidental Petroleum	310,350	19,887,228
Petroleo Brasileiro, ADR	242,040	18,274,020
XTO Energy	499,620	30,896,501
		184,221,450
Financial--17.0%
American International Group	286,090	19,353,988
AmeriCredit	523,160 b	9,197,153
Bank of America	653,642	32,858,583
Capital One Financial	203,930	13,547,070
CapitalSource	462,260	9,356,142
CIT Group	304,730	12,250,146
Citigroup	654,370	30,539,448
Freddie Mac	149,130	8,800,161
Hartford Financial Services Group	136,300	12,614,565
JPMorgan Chase & Co.	368,710	16,894,292
Lehman Brothers Holdings	138,150	8,528,000

Merrill Lynch & Co.	329,090	23,457,535
Northern Trust	121,380	8,043,853
RenaissanceRe Holdings	139,800	9,144,318
SLM	146,480 b	7,275,662
Travelers Cos.	156,050	7,855,557
Wachovia	508,562	25,504,384
		255,220,857
Health Care--9.9%
Baxter International	314,750	17,714,130
Covidien	74,625	3,096,938
Galen Partners II, LP (Units)	1.097 c	718,292
Hospira	293,600 b	12,169,720
Medtronic	351,040	19,802,166
Merck & Co.	337,700	17,455,713
Pfizer	602,140	14,710,280
Schering-Plough	970,550	30,698,497
Thermo Fisher Scientific	325,170 b	18,768,812
Zimmer Holdings	149,420 b	12,101,526
		147,236,074
Industrial--10.2%
Dover	192,060	9,785,457
Eaton	223,280	22,113,651
Emerson Electric	442,930	23,572,735
General Electric	1,532,210	63,433,494
KBR	275,535 b	10,682,492
L-3 Communications Holdings	94,000	9,601,160
Tyco International	74,625	3,308,872
United Technologies	117,690	9,471,691
		151,969,552
Information Technology--17.7%
Adobe Systems	252,020 b	11,003,193
Apple	125,390 b	19,252,381
Autodesk	202,210 b	10,104,434
Cisco Systems	1,184,843 b	39,230,152
Google, Cl. A	41,830 b	23,728,904
Hewlett-Packard	607,720	30,258,379
Intel	772,400	19,974,264
Maxim Integrated Products	373,600	10,965,160
Microchip Technology	223,240	8,108,077
Microsoft	839,440	24,729,902
NVIDIA	258,150 b	9,355,356
Oracle	637,308 b	13,797,718
QUALCOMM	284,270	12,013,250
Research In Motion	150,420 b	14,823,891
Texas Instruments	506,080	18,517,467
		265,862,528
Materials--3.9%
Air Products & Chemicals	207,520	20,287,155
Allegheny Technologies	149,550	16,443,023
Rio Tinto, ADR	60,790	20,875,286
		57,605,464
Telecommunication Services--3.6%
AT & T	563,700	23,850,147
Verizon Communications	670,120	29,672,914
		53,523,061
Utilities--3.3%
Consolidated Edison	165,910	7,681,633
Dominion Resources	113,210	9,543,603

Sempra Energy	394,940	22,953,913
Southern	243,990	8,851,957
		49,031,106
Total Common Stocks
(cost $1,153,937,429)		1,486,631,385

Other Investment--.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,484,000)	4,484,000 [a]	4,484,000

Total Investments (cost $1,158,421,429)	99.8%	1,491,115,385
Cash and Receivables (Net)	.2%	3,481,888
Net Assets	100.0%	1,494,597,273

ADR - American Depository Receipts
a	Investment in affiliated money market mutual fund.
b	Non-income producing security.
c	Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of $718,292 representing .04% of net assets (see below).

	Acquisition	Purchase	Net
Issuer	Date	Price ($)†	Assets (%)	Valuation ($

Galen Partners II, LP (Units)	5/6/94-1/3/97	655,059.04		655,059
SK Equity Fund, LP (Units)	3/8/95-9/18/96	260,693	0	0 per

† Average cost per unit.

The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS FUND INCORPORATED

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)